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		  UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
             Washington, D.C. 20549

		   FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
	      INVESTMENT COMPANIES

Investment Company Act file number: 811-05807

              NAIC GROWTH FUND, INC.
(Exact name of registrant as specified in charter)

711 West 13 Mile Road, Madison Heights, MI 48071
(Address of principal executive offices) (zip code)

	   Kenneth S. Janke, President
             NAIC Growth Fund, Inc.
              711 W. 13 Mile Road
            Madison Heights, MI 48071
		(248) 583-6242
      (Name and address of agent for service)

Registrant's telephone number, including area code: (877) 275-6242

Date of fiscal year end: December 31

Date of reporting period: December 31, 2004





ITEM 1. REPORT TO STOCKHOLDERS.


(logo)
NAIC Growth Fund, Inc.


Annual Report
December 31, 2004

www.naicgrowthfund.com

Contents
Report to Shareowners	 	                 2
Statement of Assets and Liabilities		 3
Statement of Operations		                 4
Statements of Changes in Net Assets		 5
Financial Highlights		                 6
Portfolio of Investments		         7
Notes to Financial Statements		         10
Report of Independent Public Accountants         14
Dividends and Distributions		         15
NAIC Growth Fund, Inc., Board of Directors	 19
Shareowner Information		                 23

Report to Shareowners:
December 31, 2004

     Uncertainties continued to weigh on stocks through 2004 that included a number of areas that investors had little control over. Foremost was the Presidential election that was decided in November, but was still overshadowed, once the results were known, by oil prices, the war in Iraq, concern about the inflation rate and with it the resultant possible increases in interest rates. All of this meant that the price of stocks would rise one day and decline the next.
     During the year, the Dow Jones Industrial Average was up 5.3% while the Standard & Poor's 500 and the Nasdaq Composite fared better, increasing 10.9% and 9.0%, respectively. The NAV for the NAIC
Growth Fund was up 9.3% when the year-end distribution is taken into consideration. The vast majority of stocks held that pay dividends, increased the pay out during the year. We expect to see that trend continue into 2005 as companies are reporting fairly nice increases in earnings.
     In addition to the sales of Albertson's and Invacare reported in the Semi-Annual Report, the managers sold American International Group and a small holding of Hospira that had been spun-off from Abbott Laboratories, resulting in capital gains of approximately $455,000 for the year. New positions were made in Abbott Laboratories with 14,000 shares, Medtronic (11,000 shares) and Polymedica (10,000 shares). We also added to our positions during the year in a number of other stocks. They included 2,000 Avery Dennison (7,000); 7,000 Citigroup (22,000); 6,000 Colgate-Palmolive (16,000); 2,000 General Electic (24,000);
6,000 H.J. Heinz (16,000); 2,000 Newell Rubbermaid (18,000); 2,000
PepsiCo (17,000); 5,000 Pfizer (28,000); 6,000 State Street (14,000);
3,000 Synovus Financial (27,000); and 2,000 Teleflex (14,000).
     We are pleased with the revenue and earnings progress being made by a large percentage of the companies in the portfolio and look forward to the return to some normality when prices reflect earnings and potential earnings. Those periods are never in lock step, but it does eventually return. The sooner, the better.

Thomas E. O'Hara				  Kenneth S. Janke
Chairman		                          President



NAIC Growth Fund, Inc.
Statement of Assets and Liabilities
As of December 31, 2004

ASSETS

Investment securities
   -at market value (cost $11,996,517)		$24,084,502
Short-term investments
   -at amortized cost			          3,194,369
Cash and cash equivalents			     76,065
Dividends & interest receivable 		     60,299
Prepaid insurance		  	             14,082
Prepaid fees		  	                      4,875

			                         27,434,192
LIABILITIES

Dividends payable		  474,812
Accounts payable		   66,740
Advisor fees payable	           19,778           561,330


TOTAL NET ASSETS			        $26,872,862


SHAREOWNERS' EQUITY

 Common Stock-par value $0.001 per share;
   authorized 50,000,000 shares,
      outstanding 2,427,506 shares	     $        2,429
Additional Paid-in Capital			 14,776,682
Undistributed net investment income		      5,766
Unrealized appreciation of investments		 12,087,985


SHAREOWNERS' EQUITY			        $26,872,862

NET ASSET VALUE PER SHARE		     $        11.07


See notes to financial statements



NAIC Growth Fund, Inc.
Statement of Operations
For the Year Ended December 31, 2004

INVESTMENT INCOME

     Interest	                             $	    49,294
     Dividends		                           443,261

		                                   492,555
EXPENSES

     Advisory fees	               192,144
     Legal fees	                        70,000
     Expense reimbursement 	        47,322
     Audit fees	                        29,245
     Insurance	                        24,140
     Transfer agent	                23,595
     Printing	                        15,253
     Other fees & expenses	        13,381
     Custodian fees	                12,000
     Other professional fees	        12,000
     Directors' fees & expenses	        11,748
     Mailing & postage	                 8,883
     Annual shareowners' meeting         3,480


     Total Expenses		                   463,191

          Net investment income		            29,364

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

     Realized gain on investments:
      Proceeds from sale of
         investment securities	      1,409,034
      Cost of investment
	 securities sold	        954,014
       Net realized gain on investments		    455,020
     Unrealized appreciation of investments:
      Unrealized appreciation at
         beginning of year	     10,347,031
      Unrealized appreciation at
         end of year	             12,087,985
       Net change in unrealized
	  appreciation on investments	          1,740,954
       Net realized and unrealized
          gain on investments	                  2,195,974

NET INCREASE FROM OPERATIONS	              $	  2,225,338

See notes to financial statements



NAIC Growth Fund, Inc.
Statements of Changes in Net Assets
For the years ended:
			     December 31, 2004     December 31, 2003

FROM OPERATIONS:

Net investment income	             $   29,364		 $    12,596
Net realized gain on investments	455,020 	     806,949
Net change in unrealized
     appreciation on investments      1,740,954		   2,887,254
   Net increase/(decrease) from
     operations	                      2,225,338	           3,706,799


DISTRIBUTIONS TO STOCKHOLDERS FROM:

Net investment income                    19,792		      16,990
Net realized gain from investment
     transactions	                455,020		     806,949
   Total distributions	                474,812		     823,939

FROM CAPITAL STOCK TRANSACTIONS:

Dividend reinvestment	                419,422		     748,337
Cash purchases	                        201,717		     314,679
    Net increase from capital
     stock transactions	                621,139	           1,063,016
    Net increase/(decrease) in
     net assets	                      2,371,665	           3,945,876

TOTAL NET ASSETS:

Beginning of year	            $24,501,197		 $20,555,321
End of year (including
      undistributed net investment
      income of $5,766 and ($3,805),
      respectively)	            $26,872,862	         $24,501,197

Shares:
Shares issued to common stockholders
      under the dividend reinvestment
      plan, cash purchase plan, and
      follow-on offering	         59,054		    104,355

Shares at beginning of year	      2,368,452		  2,264,097

Shares at end of year	              2,427,506		  2,368,452


See notes to financial statements



NAIC Growth Fund, Inc.
  Financial Highlights (a)
  For the years ended:
                                 2004    2003   2002    2001    2000


Net asset value at beginning
     of year                   $10.34   $9.08  $11.08  $11.96  $11.22

Net investment income             .01     .01     .02     .04     .09
  Net realized and unrealized
    gain (loss) on investments    .92    1.60   (1.48)  (.25)    2.18
Total from investment operations  .93    1.61   (1.46)  (.21)    2.27

Distribution from:
  Net investment income         (.01)   (.01)   (.02)   (.04)   (.09)
  Realized gains                (.19)   (.34)   (.52)   (.63)  (1.44)
    Total distributions         (.20)   (.35)   (.54)   (.67)  (1.53)

Net asset value at end of
    period                     $11.07  $10.34   $9.08  $11.08  $11.96

Per share market value,
    end of period
    last traded price (b)       $9.00   $9.50   $9.95  $10.75  $10.50


Total Investment Return
    Annualized:
Based on market value
    1 year                     (3.31%) (1.02%)  2.10%   3.70%  30.90%
    from inception              8.97%   9.94%  10.86%  11.66%  12.57%
Based on net asset value
    1 year                      9.26%  18.05% (13.81%) (1.59%) 27.27%
    from inception             10.53%  10.63%  10.06%  12.42%  13.81%

Net Assets, end of year
    (000's)         $26,872.9  $24,501.2 $20,555.3 $23,909.2  $23,927.8

Ratios to average net assets
    annualized:
Ratio of expenses to
    average net assets (c)      1.80%   1.79%   1.61%   1.57%   1.25%
Ratio of net investment income
    to average net assets (c)    .11%    .06%    .17%   0.32%   0.74%
Portfolio turnover rate         6.53%  11.31%  11.19%   1.77%  10.61%
Average commission rate paid
    per share                  $0.095  $0.125  $0.125  $0.125  $0.125


(a) All per share data for all periods has been restated to reflect the effect of a 15% stock dividend which was declared on August 18, 2000 and paid on September 29, 2000 to shareholders of record on Sept. 18, 2000.
(b) If there was no sale on the valuation date, the bid price for each such date is shown.
(c) For the year ended 2000, the adviser voluntarily waived all or a portion of its fees. Had the adviser not done so in 2000, the ratio of expenses to average net assets would have been 1.44%, and the ratio of net investment income to average net assets would have been 0.55%, for that year.


NAIC Growth Fund, Inc.
Portfolio of Investments - December 31, 2004

%  Common Stock       Shares       Cost       Market

3.4	Auto Replacement

O'Reilly Auto*	      20,000    $242,606    $901,000

Total                                       $901,000

13.2    Banking

Citigroup             22,000     368,635   1,059,960
Comerica, Inc.        10,000     404,669     610,200
Huntington Banc.      25,000     238,023     618,500
JP Morgan Chase       13,200     331,370     514,932
Synovus Financial     27,000     317,651     771,660

Total                                      3,575,252

2.8     Building Products

Johnson Controls      12,000      96,895     761,280

Total                                        761,280

3.0	Chemicals

RPM		      25,000     287,099     491,500
Sigma Aldrich	       5,000      94,937     302,300

Total 					     793,800

4.7	Consumer Products

Colgate-Palmolive     16,000	 469,850     818,560
Newell Rubbermaid     18,000     452,267     435,420

Total                                      1,253,980

3.3	Electrical Equipment

General Electric      24,000	 441,341     876,000

Total                                        876,000

2.1 	Electronics

Diebold		      10,000     269,187     557,300

Total                                        557,300

9.9 	Ethical Drugs

Abbott Laboratories   14,000	 599,572     653,100
Johnson & Johnson     15,000     614,274     951,300
Merck & Co., Inc.     10,000     359,350     321,400
Pfizer, Inc.          28,000     606,755     752,920

Total                                      2,678,720

2.6	Financial Services


State Street Boston   14,000     339,934     687,680

Total					     687,680

7.2	Food

ConAgra    	      18,000	 351,815     530,100
Heinz, H.J.           16,000     532,050     623,840
McCormick & Co.       20,000     223,975     772,000

Total                                      1,925,940

9.7	Hospital Supplies

Biomet Corp.  	       17,000	 166,709     737,630
Medtronic	       11,000	 545,159     546,370
Polymedica	       10,000    284,082     372,900
Stryker Corp.	       20,000	  95,500     965,000

Total     				   2,621,900

2.9	Industrial Services


Donaldson Co.	       24,000	 162,563     781,920

Total					     781,920

3.0	Insurance

AFLAC, Inc.	       20,000	 143,906     796,800

Total			                     796,800

2.6	Machinery

Emerson Electric Co.   10,000 	 335,278     701,000

Total				             701,000

9.4	Multi Industry

Carlisle		9,000	 364,086     584,280
Pentair		       28,000	 456,569   1,219,680
Teleflex	       14,000	 445,435     727,160

Total                                      2,531,120

1.6	Office Supplies

Avery Dennison		7,000	 384,044     419,790

Total					     419,790

2.1	Realty Trust

First Industrial
 Realty Trust	       14,000	 394,963     570,220

Total					     570,220

3.3	Soft Drinks

PepsiCo		       17,000	 433,218     887,400

Total					     887,400

2.8	Transportation

Sysco Corp.	       20,000	 142,750     763,400

Total		                             763,400


89.6% Investment
        Securities   	     $11,996,517  $24,084,502

   Short-term Investments

11.9  United States Treasury Bills,
       Maturing 1/27/2005	           $3,194,369

 0.6     Misc. Cash Equivalents               155,321
12.5%			                   $3,349,690

Total Investments	                  $27,434,192

(2.1)   All other assets less liabilities   (561,330)

100%  TOTAL NET ASSETS		          $26,872,862


*Non-Income Producing Security

See notes to financial statements



Top Ten Holdings - NAIC Growth Fund, 12/31/04

    			  Market              % of
Company	                   Value         Portfolio Investments

Pentair			$1,219,680		4.5

Citigroup		 1,059,960		3.9

Stryker			   965,000		3.6

Johnson & Johnson	   951,300		3.5

O'Reilly Auto		   901,000		3.4

PepsiCo			   887,400		3.3

General Electric	   876,000		3.3

Colgate-Palmolive	   818,560		3.0

AFLAC			   796,800		3.0

Donaldson Co.		   781,920		2.9




See notes to financial statements


Summary of Investment Position
  as % of Total Investments
	 12/31/2004

Picture (Pie Graph)

88% - Equities - Common Stock

11.7%  - Fixed Income-U.S. Treasury Bill

0.3%  - Cash



NAIC Growth Fund, Inc.
Notes to Financial Statements
(1)  ORGANIZATION
The NAIC Growth Fund, Inc. (the  "Fund") was organized under
Maryland law on April 11, 1989 as a diversified closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on July 2, 1990.

(2)  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Fund not otherwise set forth in the notes to financial statements:

Dividends and Distributions - Dividends from the Fund's net investment income and realized net long- and short-term capital gains will be declared and distributed at least annually. Shareowners may elect to participate in the Dividend Reinvestment and Cash Purchase Plan (see
Note 4).

Investments - Investments in equity securities are stated at market value, which is determined based on quoted market prices or dealer quotes. If no such prices are available on the valuation date, the Board of Directors has determined the most recent market prices be used. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, the Fund utilizes the amortized cost method to determine the carrying value of short-term debt obligations. Under this method, investment securities are valued for both financial reporting and Federal tax purposes at amortized cost, which approximates fair value. Any discount or premium is amortized from the date of acquisition to maturity. Investment security purchases and sales are accounted for on a trade date basis. Interest income is accrued on a daily basis while dividends are included in income on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes - The Fund intends to comply with the general qualification requirements of the Internal Revenue Code applicable to regulated investment companies. The Fund intends to distribute at least 90% of its taxable income, including net long-term capital gains, to its shareowners. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

The following information is based upon Federal income tax cost of portfolio investments as of December 31, 2004:

	Gross unrealized appreciation             $ 12,142,782
	Gross unrealized depreciation		       (54,797)

    	   Net unrealized appreciation	          $ 12,087,985
	Federal income tax cost	                  $ 11,996,517

Expenses -The Fund's service contractors bear all expenses in connection with the performance of their services. The Fund bears all expenses incurred in connection with its operations including, but not limited to, management fees (as discussed in Note 3), legal and audit fees, taxes, insurance, shareowner reporting and other related costs. Such expenses will be charged to expense daily as a percentage of net assets. The Advisory Agreement provides that the Fund may not incur annual aggregate expenses in excess of two percent (2%) of the first Ten Million Dollars of the Fund's average net assets, one and one-half percent (1 1/2%) of the next Twenty Million Dollars of the average net assets, and one percent (1%) of the remaining average net assets for any fiscal year. Any excess expenses shall be the responsibility of the Investment Adviser, and the pro rata portion of the estimated annual excess expenses will be offset against the Investment Adviser's monthly fee. The expenses of the follow-on offering are not considered an expense of the Fund for purposes of the expense limitations of the advisory agreement. In addition, during 2004 the Fund's investment adviser paid for certain advertising and promotional expenses relating to the Fund's follow-on offering for which it was not reimbursed.

A director of the Fund receives compensation for acting as secretary to the Fund. The fees for those services amounted to $12,000 for the year ended December 31, 2004.

(3)  MANAGEMENT ARRANGEMENTS
Investment Adviser - Growth Fund Advisor, Inc., serves as the Fund's Investment Adviser subject to the Investment Advisory Agreement, and is responsible for the management of the Fund's portfolio, subject to review by the board of directors of the Fund.
For the services provided under the Investment Advisory Agreement, the Investment Adviser receives a monthly fee at an annual rate of three-quarters of one percent (0.75%) of the average weekly net asset value of the Fund, during the times when the average weekly net asset value is at least $3,800,000. The Investment Adviser will not be entitled to any compensation for a week in which the average weekly net asset value falls below $3,800,000.

Custodian and Plan Agent - Standard Federal Bank, NA (SFB) serves as the Fund's custodian pursuant to the Custodian Agreement. As the Fund's custodian, SFB receives fees and compensation of expenses for services provided including, but not limited to, an annual account charge, annual security fee, security transaction fee and statement of inventory fee. American Stock Transfer and Trust Company serves as the Fund's transfer agent and dividend disbursing agent pursuant to Transfer Agency and Dividend Disbursement Agreements. American Stock Transfer and Trust Company receives fees for services provided including, but not limited to, account maintenance fees, activity and transaction processing fees and reimbursement of out-of-pocket expenses such as forms and mailing costs.

(4)  DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
The Fund has a Dividend Reinvestment and Cash Purchase Plan (the
"Plan") which allows shareowners to reinvest dividends paid and make additional contributions. Under the Plan, if on the valuation date the net asset value per share is lower than the market price at the close of trading on that day, then the Plan Agent will elect on behalf of the shareowners who are participants of the Plan to take the dividends in newly issued shares of the Fund's common stock. If net asset value exceeds the market price on the valuation date, the Plan Agent will elect to receive cash dividends, and will promptly buy shares of the Fund's common stock on whatever market is consistent with best price and execution.
The number of shares credited to each shareowner participant's account will be based upon the average purchase price for all shares purchased.

(5)  DISTRIBUTIONS TO SHAREOWNERS
On December 9, 2004, a distribution of $0.1956 per share aggregating $474,812 was declared from net investment income and realized gains. The dividend was paid on January 27, 2005, to shareowners of record on December 20, 2004.

The tax character of distributions paid during 2004 and 2003 was as follows:

					2004                  2003
Distributions paid from:
   Ordinary income                  $ 19,792             $  16,990
   Long-term capital gain            455,020               806,949
				    $474,812              $823,939


As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income			       $     5,766
Unrealized appreciation				       $12,087,985


(6)  Investment transactions
Purchases and sales of securities, other than short-term securities for the year ended December 31, 2004, were $3,254,873 and $1,409,034, respectively.

(7)  FINANCIAL HIGHLIGHTS
The Financial Highlights present a per share analysis of how the Fund's net asset value has changed during the years presented. Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements. The Total Investment Return based on market value assumes that shareowners bought into the Fund at the bid price and sold out of the Fund at the bid price. In reality, shareowners buy into the Fund at the ask price and sell out of the Fund at the bid price. Therefore, actual returns may differ from the amounts stated.

Report of Independent Public Accountants

To the Board of Directors and Shareowners of NAIC Growth Fund, Inc.

We have audited the accompanying statement of assets and liabilities of NAIC Growth Fund, Inc., including the portfolio of investments, as of December 31, 2004 and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the reponsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights of NAIC Growth Fund, Inc. for each of the three years in the period ended December 31, 2001 were audited by other auditors who have ceased operations and whose most recent report dated January 4, 2002 expressed an unqualified opinion on the financial statements containing those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of NAIC Growth Fund, Inc. as of December 31, 2004, the results of its operations for the year then ended, and the statement of changes in net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


						Plante & Moran, PLLC

January 11, 2005


NAIC Growth Fund, Inc.
Dividends and Distributions:  Dividend Reinvestment and Cash Purchase
Plan

     We invite you to join the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), which is provided to give you easy and economical ways of increasing your investment in the Fund's shares. THOSE SHAREOWNERS WHO HAVE ELECTED TO PARTICIPATE IN THE PLAN
NEED NOT DO ANYTHING FURTHER TO MAINTAIN THEIR ELECTION.

     American Stock Transfer and Trust Company will act as the Plan Agent on behalf of shareowners who are participants in the Plan.

     All shareowners of the Fund (other than brokers and nominees of financial institutions) who have not previously elected to participate in the Plan or who have terminated their election may elect to become participants in the Plan by filling in and signing the form of authorization obtainable from American Stock Transfer and Trust
Company, the transfer agent for the Fund's shares and the shareowners' agent for the Plan, and mailing it to American Stock Transfer and Trust Company P.O. Box 922 Wall Street Station, New York, NY 10038. The authorization must be signed by the registered shareowners of an account. Participation is voluntary and may be terminated or resumed at any time upon written notice from the participant received by the Plan Agent prior to the record date of the next dividend. Additional information regarding the election may be obtained from the Fund.

     Dividend payments and other distributions to be made by the Fund to participants in the Plan either will be paid to the Plan Agent in cash (which then must be used to purchase shares in the open market) or, will be represented by the delivery of shares depending upon which of the two options would be the most favorable to participants, as hereafter determined. On each date on which the Fund determines the net asset value of the shares (a Valuation Date), and which occurs not more than five business days prior to a date fixed for payment of a dividend or other distribution from the Fund, the Plan Agent will compare the determined net asset value per share with the market price per share. For all purposes of the Plan, market price shall be deemed to be the highest price bid at the close of the market by any market maker on the date which coincides with the relevant Valuation Date, or, if no bids were made on such date, the next preceding day on which a bid was made.
The market price was $9.00 on December 31, 2004. If the net asset value in any such comparison is found to be lower than said market price, the Plan Agent will demand that the Fund satisfy its obligation with respect to any such dividend or other distribution by issuing additional shares to the Participants in the Plan at a price per share equal to the greater of the determined net asset value per share or ninety-five percent (95%) of the market price per share determined as of the close of business on the relevant Valuation Date. However, if the net asset value per share (as determined above) is higher than the market price per share, then the Plan Agent will demand that the Fund satisfy its obligation with respect to any such dividend or other distribution by a cash payment to the Plan Agent for the account of Plan participants and the Plan Agent then shall use such cash payment to buy additional shares in the open market for the account of the Plan participants, provided, however, that the Plan
Agent shall not purchase shares in the "open market" at a price in excess of the net asset value as of the relevant Valuation Date. In the event the Plan Agent is unable to complete its acquisition of shares to be purchased in the "open market" by the end of the first trading day following receipt of the cash payment from the Fund, any remaining funds shall be used by the Plan Agent to purchase newly issued shares of the Fund's common stock from the Fund at the greater of the determined net asset value per share or ninety-five percent (95%) of the market price per share as of the date coinciding with or next preceding the date of the relevant Valuation Date.

     Participants in the Plan will also have the option of making additional cash payments to the Plan Agent, on a monthly basis, for investment in the Fund's shares. Such payments may be made in any amount from a minimum of $50.00 to a maximum of $1,000.00 per month. The Fund may, in its discretion, waive the maximum monthly limit with respect to any participant. At the end of each calendar month, the Plan Agent will determine the amount of funds accumulated.
Purchases made from the accumulation of payments during any one calendar month will be made on or about the first business day of the following month (Investment Date). The funds will be used to purchase shares of the Fund's common stock from the Fund if the net asset value of the shares is lower than the market price as of the Valuation Date which occurs not more than five business days prior to the relevant Investment Date. In such case, such shares will be newly issued shares and will be issued at a price per share equal to the greater of the determined net asset value per share or ninety-five percent (95%) of the market price per share. If the net asset value per share is higher than the market price per share, then the Plan Agent shall use such cash payments to buy additional shares in the open market for the account of the Plan participants, provided, however, that the Plan Agent shall not purchase shares in the "open market" at a price in excess of the net asset value as of the relevant Valuation Date. In the event the Plan Agent is unable to complete its acquisition of shares to be purchased in the "open market" by the end of the Investment Date, any remaining cash payments shall be used by the Plan Agent to purchase newly issued shares of the Fund's common stock from the Fund at the greater of the determined net asset value per share or ninety-five (95%) percent of the market price per share as of the relevant Valuation Date. All cash payments received by the Plan Agent in connection with the Plan will be held without earning interest. To avoid unnecessary cash accumulations, and also to allow ample time of receipt and processing by the Plan Agent, participants that wish to make voluntary cash payments should send such payments to the Plan Agent in such a manner that assures that the Plan Agent will receive and collect Federal Funds by the end of the month. This procedure will avoid unnecessary accumulations of cash and will enable participants to realize lower brokerage commissions and to avoid additional transaction charges. If a voluntary cash payment is not received in time to purchase shares in any calendar month, such payment shall be invested on the next Investment Date. A participant may withdraw a voluntary cash payment by written notice to the Plan Agent if the notice is received by the Plan Agent at least forty-eight hours before such payment is to be invested by the Plan Agent.

     American Stock Transfer and Trust Company as the Plan Agent will perform bookkeeping and other administrative functions, such as maintaining all shareowner accounts in the Plan and furnishing written confirmation of all transactions in the account, including information needed by shareowners for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in noncertificated form in the name of the participant, and each shareowner's proxy will include those shares purchased pursuant to the Plan and of record as of the record date for determining those shareowners who are entitled to vote on any matter involving the Fund.
In case of shareowners such as banks, brokers or nominees, which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by such shareowners as representing and limited to the total number of shares registered in the shareowner's name and held for the account of beneficial owners who have elected to participate in the Plan.

     There are no special fees or charges to participants other than reasonable transaction fees and a termination fee of $15.00 plus 10 cents per share.

     With respect to purchases from voluntary cash payments, the Plan Agent will charge a pro rata share of the brokerage commissions, if any. Brokerage charges for purchasing small blocks of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions, as the Plan Agent will be purchasing shares for all participants in larger blocks and prorating the lower commission rate thus applied.

     The automatic reinvestment of dividends and distributions will not relieve participants of any income tax liability associated therewith.







     Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payment received and any dividend or distribution to be paid subsequent to a date specified in a notice of the change sent to all shareowners at least ninety days before such specified date. The Plan may also be terminated on at least ninety days written notice to all shareowners in the Plan. All correspondence concerning the Plan should be directed to American
Stock Transfer and Trust Company, P.O. Box 922 Wall Street Station,
New York, NY 10038.



Directors Who Are Interested Persons of the Fund and Officers

Thomas E. O'Hara
Age 89
Chairman of the Board and Director
Term of office
one year.
Served as Chairman as a director since 1989.

Principal Occupation(s) During Past 5 Years

Chairman Emeritus of the Board (since 2002) and Trustee (since 1951) of the National Association of Investors Corporation, a nonprofit corporation engaged in investment education ("NAIC") and Chairman Emeritus (since 2002) and Director of the Growth Fund Advisor, Inc. (since 1999), the Fund's investment adviser ("the Investment Adviser"). Chairman of NAIC (from 1951 to 2002) and Chariman of the Investment Advisor (from 1999-2002).

Number of Portfolios in Fund Complex Overseen by Director**
One

Other Directorships Held by Director (Public Companies)
None.

Kenneth S. Janke
Age 70
Director, President and Treasurer
Term of office
one year.
Served as a President and a director since 1989.

Principal Occupation(s) During Past 5 Years

Chairman and Trustee of NAIC (since 2002) and Chairman, Chief Executive Officer and Director (since 2002) and President and Treasurer
(since 1990) of the Investment Adviser. Chief Executive Officer of NAIC (from 1981 to 2002).

Number of Portfolios in Fund Complex Overseen by Director**
One

Other Directorships Held by Director (Public Companies)
Director, AFLAC Incorporated (Insurance).

Lewis A. Rockwell
Age 86
Director and Secretary
Term of office
one year.
Served as a Secretary and as a director since 1989.

Principal Occupation(s) During Past 5 Years

Counsel to the law firm of Bodman LLP, counsel to the Fund, NAIC and the Investment Adviser since their inception; Trustee (since 1956) and Secretary (since 1987) of NAIC; Director; and Secretary of the Investment Adviser (since 1999).

Number of Portfolios in Fund Complex Overseen by Director**
One

Other Directorships Held by Director (Public Companies)
None.

Peggy Schmeltz
Age 77
Director
Term of office
one year.
Served as director since 1989.

Principal Occupation(s) During Past 5 Years

Adult Education Teacher; Trustee of NAIC (since 1995); Director of Bowling Green State University Foundation Board. Former member of NYSE Advisory Committee (1992 to 1994).

Number of Portfolios in Fund Complex Overseen by Director**
One

Other Directorships Held by Director (Public Companies)
None.


*The address of each is the address of the Fund. Messrs. O'Hara, Janke and Rockwell and Mrs. Schmeltz are interested persons of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940. Mr. O'Hara is an interested person because he is a trustee of NAIC and a director of the Investment Adviser. Messrs. Janke and Rockwell are interested persons because they are trustees and officers of NAIC and directors and officers of the Investment Adviser, as noted above.
Mrs. Schmeltz is an interested person because she is a trustee of NAIC.

**The Fund is not part of any fund complex.

Directors Who Are Not Interested Persons of the Fund

Carl A. Holth
Age 72
Director
Term of office
one year.
Served as a director since 1989.

Principal Occupation(s) During Past 5 Years

Director, Sunshine Fifty, Inc., and Harrison Piping Supply, Inc.

Number of Portfolios in Fund Complex Overseen by Director**
One

Other Directorships Held by Director (Public Companies)
None.

Benedict J. Smith
Age 84
Director
Term of office
one year.
Served as a director since 1996.

Principal Occupation(s) During Past 5 Years

Retired; Director and Treasurer, Detroit Executive Service Corps;
Director, Vista Maria (a nonprofit charitable organization); Trustee, Henry Ford Health System, Behavorial Sciences.

Number of Portfolios in Fund Complex Overseen by Director**
One

Other Directorships Held by Director (Public Companies)
None.

James M. Lane
Age 75
Director
Term of office
one year.
Served as a director since 1996.

Principal Occupation(s) During Past 5 Years

Retired; Director, Wheaton College, Baseball Chapel Inc. and Christian
Camps, Inc.

Number of Portfolios in Fund Complex Overseen by Director**
One

Other Directorships Held by Director (Public Companies)
None.

Luke E. Sims
Age 55
Director
Term of office
one year.
Served as a director since 2002.

Principal Occupation(s) During Past 5 Years

Partner in the law firm of Foley & Lardner LLP and Director, Wilson-Hurd Mfg. Co.

Number of Portfolios in Fund Complex Overseen by Director**
One

Other Directorships Held by Director (Public Companies)
LaCrosse Footwear, Inc. (manufacturer and marketer of sporting and industrial footwear).


*The address of each is the address of the Fund.
**The Fund is not part of any fund complex.

Additional information concerning the directors of the Fund is contained in the Fund's Statement of Additional Information which is available, without charge, upon request by calling (877) 275-6242.





Compensation

The following table sets forth the aggregate compensation paid to all directors in 2004. Directors who are affiliated with the Investment Adviser or the Investment Adviser's affiliates do not receive any compensation for service as a director. The Chairman and President are not compensated by the Fund, except for reimbursement for out-of-pocket expenses relating to attendance at meetings and other operations of the Fund. No other officer of the Fund received compensation from the Fund in 2004 in excess of $60,000.

Directors Who Are Interested Persons of the Fund

Thomas E. O'Hara
Chairman and Director

Aggregate Compensation from Fund*
None

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from fund and Complex Paid to Directors**
None


Kenneth S. Janke
President, Treasurer and Director

Aggregate Compensation from Fund*
None

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from fund and Complex Paid to Directors**
None


Lewis A. Rockwell
Secretary and Director

Aggregate Compensation from Fund*
None

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from fund and Complex Paid to Directors**
None


Peggy Schmeltz
Director

Aggregate Compensation from Fund*
$1,425

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from fund and Complex Paid to Directors**
$1,425


Directors Who Are Not Interested Persons of the Fund

Carl A. Holth
Director

Aggregate Compensation from Fund*
$1,425

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from Fund and Complex Paid to Directors**
$1,425

James M. Lane
Director

Aggregate Compensation from Fund*
$1,425

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from Fund and Complex Paid to Directors**
$1,425

Benedict M. Smith
Director

Aggregate Compensation from Fund*
$1,425

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from Fund and Complex Paid to Directors**
$1,425

Luke E. Sims
Director

Aggregate Compensation from Fund*
$1,325

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from Fund and Complex Paid to Directors**
$1,325

*All amounts shown are for service as a director

**The Fund is not part of any fund complex.








NAIC Growth Fund, Inc.
Board of Directors

Thomas E. O'Hara
Chairman,
Highland Beach, FL


Lewis A. Rockwell
Secretary,
Grosse Pointe Shores, MI


Carl A. Holth
Director,
Clinton Twp., MI

Kenneth S. Janke
President,
Bloomfield Hills, MI


Benedict J. Smith
Director,
Birmingham, MI


James M. Lane
Director,
Highland Beach, FL

Peggy L. Schmeltz
Director,
Bowling Green, OH


Luke E. Sims
Director,
Milwaukee, WI
Shareowner Information

The ticker symbol for the NAIC Growth Fund, Inc., on the Chicago
Stock Exchange is GRF.   You may wish to visit the Chicago Stock Exchange
web site at www.chicagostockex.com.

The dividend reinvestment plan allows shareowners to automatically reinvest dividends in Fund common stock without paying commissions. Once enrolled, you can make additional stock purchases through monthly cash deposits ranging from $50 to $1,000. For more information, request a copy of the Dividend Reinvestment Service for Stockholders of NAIC Growth Fund, Inc., from American Stock
Transfer and Trust Company, P.O. Box 922 Wall Street Station, New York, NY 10038 Telephone 1-800-937-5449

Questions about dividend checks, statements, account consolidation, address changes, stock certificates or transfer procedures write American Stock Transfer and Trust Company, P.O. Box 922 Wall Street Station,
New York, NY 10038  Telephone 1-800-937-5449

The Fund files its complete schedule of portfolio holdings with Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q are available on the Commission's website at http://sec.gov, on the Fund's website at http://www.naicgrowthfund.com under the heading "SEC Edgar Filings" and upon request by calling 1-877-275-6242. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference
Room in Washington, D.C., and information on the operation of the Public Reference Room may obtained by calling 1-800-SEC-0330.


A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 877-275-6242;
(2) on the Fund's website at www.naicgrowthfund.com; and (3) on the Securities and Exchange Commission website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, 2004 is available (1) without charge, upon request by calling 1-877-275-6242 or on the Fund's website at http://www.naicgrowthfund.com and
(2) on the Commission's website at http://www.sec.gov.

The board of directors of the Fund approved the continuation of the investment advisory agreement with its investment advisor, Growth
Fund Advisor, Inc., in December 2004. In renewing the investment advisory agreement, the board discussed the following material factors:
a comparison fof the fees paid to, and services rendered by, certain other investment advisors of other funds historically selected by the board for peer comparisons (including the reasonableness and low price of the fees charged by Growth Fund Advisor, the favorable long-term investment performance of the Fund, the utilization of, generally, the NAIC investment principles and the NAIC stock study program for investment decisions, the reasonableness of the costs of services provided by the Growth Fund Advisor, Inc.), and the profits realized by Growth Fund
Advisor, Inc. during its tenure as investment advisor to the Fund. The board also favorably considered that Growth Fund Advisor, Inc. uses a broker based primarily on best execution while also looking at the value of any research provided as well as financial responsibility and responsiveness. The board deferred any discussion of the effect on fee payable to Growth Fund Advisor, Inc. of any growth in assets resulting in economies of scale until such time as the potential for significant asset fund growth becomes realizable. Overall, the board determined that it remains satisified with the nature, extent and quality of services, and the investment performance provided by Growth Fund Advisor, Inc.

Shareowners or individuals wanting general information or having questions, write NAIC Growth Fund, Inc., P.O. Box 220, Royal Oak,
Michigan 48068. Telephone 877-275-6242 or visit us at our website at www.naicgrowthfund.com.

ITEM 2. CODE OF ETHICS.

The Fund has adopted a Code of Ethics for Financial Professionals, which applies to the principal executive officer of the Fund, all professionals serving as principal financial officer, the principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by by Fund or a third party, and the members of the Fund's Board of Directors. The Code of Ethics for Financial Professionals has been posted on the Fund's website at www.naicgrowthfund.com

There have been no amendments to or waivers from any provisions of the Code of Ethics for Financial Professionals since its adoption.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors has determined that the Fund has at least one audit committee financial expert serving on its audit committee, Benjamin J. Smith, who is independent.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees. Plante & Moran, LLP was paid $16,250 for the fiscal year ending December 31, 2004 and $13,600 for the fiscal year ending December 31, 2003 by the Fund for audit fees.

     Audit-Related Fees. Plante & Moran, LLP was not paid any audit-related fees by the Fund in either of the last two fiscal years.

     Tax Fees. Plante & Moran, LLP was paid $4,200 for the fiscal year ending December 31, 2004 and $3,180 for fiscal year ending
December 31, 2003 by the Fund for tax fees, for services in connection with the preparation of the Fund's tax returns and assistance with IRS notice and tax matters.

     All Other Fees. Plante & Moran, LLP was paid $6,500 for the fiscal year ending December 31, 2004 by the Fund for all other fees and $6,500 for the fiscal year ended December 31, 2003 by the Fund for all other fees, for services in connection with (i) the review of registration documents and consent procedures and a comfort letter and related procedures with respect to the Fund's registration statement filed with the Securities and Exchange Commission for its follow-on offering, and (ii) assistance with year-end dividend calculation and reporting.

     "Audit fees" are fees paid by the Fund to Plante & Moran, PLLC for professional services for the audit of our financial statements, or for services that are usually provided by an auditor in connection with statutory and regulatory filings and engagements. "Audit-related fees" are fees for assurance and related services that are reasonably related to the performance of the audit or review of financial statements.
"Tax fees" are fees for tax compliance, tax advice and tax planning. All other fees are fees billed for any services not included in the first three categories.

   None of the services covered under the captions "Audit Related
Fees," "Tax Fees," and All Other Fees with Respect to Plante & Moran were provided under the de minimis exception to audit committee approval of 17 CFR 210.2-01(c) 7(i)(C) and (ii). Plante & Moran, PLLC was not engaged during the last two fiscal years to provide non-audit services to Investment Adviser and its affiliates that provide ongoing services to the Fund that relate directly to the operations and financial reporting of the Fund ("Other Non-Audit Services"). Under the audit committee charter, the audit committee is to pre-approve all non-audit services of the Fund and all Other Non-Audit Services. The audit committee has not adopted "pre-approval policies and procedures" as such term is used in 17 CFR 210.2-01(c)(7)(i)(B) and (ii).


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Fund's Board of Directors has separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The members of the committee are Carl A. Holth, Benjamin J. Smith and James M. Lane.

ITEM 6. SCHEDULE OF INVESTMENTS

Funds schedule of investments is included in the Report to Shareholders under item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

GROWTH FUND ADVISOR, INC.
PROXY VOTING POLICIES AND PROCEDURES

BACKGROUND

       Growth Fund Advisor, Inc., a Michigan corporation (the
"Advisor"), is the investment advisor for NAIC Growth Fund, Inc., a Maryland corporation which is an investment company registered under the Investment Company Act of 1940 (the "Fund"). The Fund and the
Advisor, as successor to National Association of Investors Corporation, are parties to an Investment Advisory Agreement dated October 2, 1989
(the "Advisory Agreement"). The Fund is the Advisor's sole advisory client.
       The Advisor hereby adopts the following policies and procedures effective as of August 1, 2003, which it believes are reasonably designed to ensure that proxies are voted in the best interest of the Fund, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940 (the "Advisers Act"). The Advisor's authority to vote the proxies of the Fund is established through the Advisory Agreement, and these proxy voting guidelines have been tailored to reflect this contractual obligation and the Advisor's fiduciary duty to the Fund and its shareholders.
POLICY

       The Advisor's proxy voting procedures are designed and are to be implemented in a way that is reasonably expected to ensure that proxy matters are handled in the best interest of the Fund and its shareholders. While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration the Advisor's fiduciary duty to the Fund and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent the Advisor deems appropriate).
PROCEDURES

RESPONSIBILITY AND OVERSIGHT

       The Chief Executive Officer of the Advisor or his designee (the "CEO") is responsible for administering and overseeing the proxy voting process, proxy gathering, and for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.
PROXY GATHERING

       All persons associated with the Advisor or the Fund that receive proxy materials on behalf of the Fund ("Proxy Recipients") shall be instructed to forward them to the CEO on a timely basis.

PROXY VOTING

       Once proxy materials are received by the CEO, the following shall occur:
1.	The CEO shall review the proxy materials to determine if
there are any material conflicts of interest (see the
conflicts of interest section of these procedures for further information on determining material conflicts of interest).
2.	If a material conflict of interest exists, the CEO shall seek voting instructions from an independent third party or
shall inform the Board of the Fund of the conflict and
seek voting instructions from the Board of the Fund. The
CEO shall keep a written record of each such voting
instruction which shall include the name(s) of the person
giving the instruction, the date(s) of the instruction, and
determination.
3.	The CEO shall determine votes on a case-by-case basis,
taking into account the voting guidelines contained in
these procedures.
4.	The CEO's staff shall vote the proxy pursuant to the
instructions received in (2) or (3) and return the voted proxy as indicated in the proxy materials.
TIMING

       The Advisor's personnel shall act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.
RECORDKEEPING

       The Advisor shall maintain the records of proxies voted required pursuant to Rule 204-2 under the Advisers Act. These records shall include (except as otherwise provided in such rule):
1.	A copy of the Advisor's proxy voting policies and
procedures.
2.	Copies of proxy statements received regarding the Fund's
securities.
3.	A copy of any document created or received by the
Advisor that was material to making a decision how to
vote proxies or that memorializes the basis for that
decision.
4.	A copy of each written request from the Fund for
information on how the Advisor voted proxies on behalf of the Fund, and a copy of any written response by the Advisor to any (written or oral) request from the Fund on how the Advisor voted proxies on behalf of the Fund.


5.	A proxy log including:
a.	Issuer name;
b.	Exchange ticker symbol of the issuer's shares to
be voted (if available through reasonably
practicable means);
c.	Council on Uniform Securities Identification
Procedures ("CUSIP") number for the shares to be
voted (if available through reasonably practicable
means);
d.	A brief identification of the matter voted on;
e.	Whether the matter was proposed by the issuer or
by a shareholder of the issuer;
f.	Whether a vote was cast by the Advisor on the
matter;
g.	A record of how the vote was cast; and
h.	Whether the vote was cast for or against the
recommendation of the issuer's management team.
Records shall be maintained in an easily accessible place for five years, the most recent two years in the Advisor's offices.

DISCLOSURE

       The Fund will be provided a copy of these policies and procedures, as well as periodic reports on how its proxies have been voted. These reports shall be provided no less frequently than annually and upon the request of the Fund to the CEO, and shall include on a timely basis all information required to be disclosed with respect to the Fund's proxies on the Fund's Form N-PX to be filed each year with the Securities and Exchange Commission. The Advisor agrees that the Fund may disclose these policies and procedures as required by applicable laws and regulations and as otherwise agreed by the CEO.
CONFLICTS OF INTEREST

       All proxies are reviewed by the CEO for material conflicts of interest between the shareholders of the Fund, on one hand, and those of the Advisor, its affiliates or the Fund's underwriter, on the other. Issues to be reviewed include, but are not limited to:
1.	Whether the Advisor (or, to the extent required to be
considered by applicable law, its affiliates or the Fund's
underwriter) has an interest in the company;
2.	Whether the Advisor or an officer or director of the
Advisor (together, "Voting Persons") is, is a close
relative of, or has a personal or business relationship with the company, an executive, director or person who is a
candidate for director of the company or is a participant
in a proxy contest; and
3.	Whether there is any other business or personal
relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.
VOTING GUIDELINES

       The Advisor's substantive voting decisions turn on the particular facts and circumstances of each proxy vote and are evaluated by the
CEO on a case-by-case basis. The examples outlined below are meant only as guidelines to aid in the decision making process.
       Guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and are recommended by a company's board of directors; Part II deals with proposals submitted by shareholders for inclusion in proxy statements; Part III addresses issues relating to voting shares of investment companies; and Part IV addresses unique considerations pertaining to foreign issuers.
I.	Board Approved Proposals
       The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself that have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies, the Advisor generally votes in support of decisions reached by independent boards of directors. More specific guidelines related to certain board-approved proposals are as follows:
1.	Matters relating to the Board of Directors
       The Advisor votes proxies for the election of the company's nominees for directors and for board-approved proposals on other matters relating to the board of directors with the following exceptions:
a.	Votes are withheld for the entire board of
directors if the board does not have a majority of
independent directors or the board does not have
nominating, audit and compensation committees
composed solely of independent directors.
b.	Votes are withheld for any nominee for director
who is considered an independent director by the
company and who has received compensation
(directly or indirectly) from the company other
than for service as a director.
c.	Votes are withheld for any nominee for director
who attends less than 75% of board and
committee meetings without valid reasons for
absences.
d.	Votes are cast on a case-by-case basis in contested
elections of directors.
2.	Matters relating to Stock Option Plans and Other
Executive Compensation Issues
       The Advisor generally favors compensation programs that relate executive compensation to a company's long-term performance. Votes are cast on a case-by-case basis on board-approved proposals relating to stock option plans and executive compensation, except as follows:
a.	Except where the Advisor is otherwise
withholding votes for the entire board of directors,
the Advisor votes for stock option plans that will
result in an  annual dilution of 10% or less.
b.	The Advisor votes against stock option plans or
proposals that permit replacing or re-pricing of
underwater options.
c.	The Advisor votes against stock option plans that
permit issuance of options with an exercise price
below the stock's current market price.
d.	Except where the Advisor is otherwise
withholding votes for the entire board of directors,
the Advisor votes for employee stock purchase
plans that limit the discount for shares purchased
under the plan to no more than 15% of their
market value, have an offering period of 27
months or less and result in dilution of 10% or
less.
3.	Matters relating to Capitalization
       The management of a company's capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company.
As a result, the Advisor votes on a case-by-case basis on board-approved proposals involving changes to a company's capitalization, including increases and decreases of capital and preferred stock issuances, except where the Advisor is otherwise withholding votes for the entire board of directors. Generally:
a.	The Advisor votes for proposals relating to the
authorization of additional common stock.
b.	The Advisor votes for proposals to effect stock
splits (excluding reverse stock splits).
c.	The Advisor votes for proposals authorizing share
repurchase programs.
4.	Matters relating to Changes in State of Incorporation,
Mergers and Other Corporate Restructurings, and Social and Corporate Responsibility Issues
       The Advisor votes these issues on a case-by-case basis on board-approved transactions.


5.	Matters relating to Anti-Takeover Measures
       The Advisor votes against board-approved proposals to adopt anti-takeover measures such as staggered boards, poison pills and supermajority provisions except as follows:
a.	The Advisor votes on a case-by-case basis on
proposals to ratify or approve shareholder rights
plans.
b.	The Advisor votes on a case-by-case basis on
proposals to adopt fair price provisions.
6.	Other Business Matters
       The Advisor votes for board-approved proposals approving such routine business matters such as changing the company's name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting. Generally:
a.	The Advisor votes on a case-by-case basis on
proposals to amend a company's charter or
bylaws.
b.	The Advisor votes against authorization to
transact other unidentified, substantive business at
the meeting.
II.	Shareholder Proposals
       The regulations of the Securities and Exchange Commission
permit shareholders to submit proposals for inclusion in a company's proxy statement. These proposals generally address social and corporate responsibility issues and seek to change some aspect of a company's corporate governance structure or to change some aspect of its business operations. The Advisor votes in accordance with the recommendation of the company's board of directors on all shareholder proposals, except as follows:
1.	The Advisor votes for shareholder proposals to require
shareholder approval of shareholder rights plans.
2.	The Advisor votes for shareholder proposals that are
consistent with the Advisor's proxy voting guidelines for
board-approved proposals.
3.	The Advisor votes on a case-by-case basis on other
shareholder proposals where the Advisor is otherwise
withholding votes for the entire board of directors.
III.	Voting Shares of Investment Companies
       The Advisor may utilize shares of open or closed-end investment companies in accordance with the Fund's investment guidelines.
Shareholder votes for investment companies that fall within the categories listed in Parts I and II above are voted in accordance with those guidelines.
1.	The Advisor votes on a case-by-case basis on proposals
relating to changes in the investment objectives of an
investment company taking into account the original
intent of the fund and the role the fund plays in the
Fund's portfolio.
2.	The Advisor votes on a case-by-case basis on all
proposals that would result in increases in expenses (e.g.,
proposals to adopt 12b-1 plans, alter investment advisory
arrangements or approve fund mergers) taking into
account comparable expenses for similar funds and the
services to be provided.
IV.	Voting Shares of Foreign Issuers
       In the event the Advisor is required to vote on securities held in foreign issuers, i.e. issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework. These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.
1.	The Advisor votes for shareholder proposals calling for a
majority of the directors to be independent of
management.
2.	The Advisor votes for shareholder proposals seeking to
increase the independence of board nominating, audit and
compensation committees.
3.	The Advisor votes for shareholder proposals that
implement corporate governance standards similar to
those established under U.S. federal law and the listing
requirements of U.S. stock exchanges, and that do not
otherwise violate the laws of the jurisdiction under which
the company is incorporated.
4.	The Advisor votes on a case-by-case basis on proposals
relating to the issuance of common stock.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to annual reports for the period ended December 31, 2004.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
	INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

During the period covered by this report, no purchases were made by or on behalf of the registrant or any "affiliated purchaser" (as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934 (the "Exhange Act") of shares of registrant's equity securities that are registered by the registrant pursuant to Section 12 of the Exchange Act.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors have been implemented after registrant last provided disclosure in response to Item
7(d)(2)(ii)(g) of schedule 14A in registrant's 2004 proxy statement

ITEM 11. CONTROLS AND PROCEDURES.

     (i) As of February 18, 2005, an evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) was performed under the supervision and with the participation of the registrant's President (Principal Executive Officer) and Accountant
(person performing the functions of the Principal Financial Officer). Based on that evaluation, the registrant's
President and Accountant concluded that the registrant's controls and procedures are effectively designed to insure that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods required by the Commission's rules and forms, and that information required to be disclosed in the reports that the registrant files is accumulated and communicated to the registrant's management, including its Principal Executive Officer and Principal Financial Officer,as appropriate, to allow timely decisions regarding required disclosure.

     (ii) There has been no change in the registrants's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the 6 months ending December 31, 2004 that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS:

(A)(1) 	Not applicable.

(A)(2) Separate certification of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(B)	Certification Pursuant to Rule 30a-2(b) under the Investment
	Company Act of 1940 and 18 U.S.C. Section 1350.




                         SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAIC GROWTH FUND, INC.

By: /s/ Kenneth S. Janke
    ----------------------
    Kenneth S. Janke
    President

Date: March 3, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kenneth S. Janke
    ----------------------
    Kenneth S. Janke
    President

Date: March 3, 2005

By: /s/ Calvin George
    ---------------------
    Calvin George
    Accountant (Principal Financial Officer)

Date: March 3, 2005